Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Issuance cost of redeemable preferred shares	¥ 15,770
Parent Company | Series E Convertible Redeemable Preferred Shares
Issuance cost of redeemable preferred shares	¥ 15,770